Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of warrants outstanding to acquire shares of its common stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares of common stock issuance upon exercise of warrants	3,333,791	2,991,499
June 11, 2025 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jun. 11, 2025	Jun. 11, 2025
Shares of common stock issuance upon exercise of warrants	234	234
Exercise Price Per Warrant (in Dollars per share)	$ 96.24	$ 96.24
November 13, 2025 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 13, 2025	Nov. 13, 2025
Shares of common stock issuance upon exercise of warrants	218,078	218,078
Exercise Price Per Warrant (in Dollars per share)	$ 3.00	$ 3.00
July 28, 2027 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jul. 28, 2027	Jul. 28, 2027
Shares of common stock issuance upon exercise of warrants	91	91
Exercise Price Per Warrant (in Dollars per share)	$ 106.17	$ 106.17
August 28, 2028 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Aug. 28, 2028	Aug. 28, 2028
Shares of common stock issuance upon exercise of warrants	1,052	1,052
Exercise Price Per Warrant (in Dollars per share)	$ 39.76	$ 39.76
September 2, 2029 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 02, 2029	Sep. 02, 2029
Shares of common stock issuance upon exercise of warrants	2,767,836	2,767,836
Exercise Price Per Warrant (in Dollars per share)	$ 2.88	$ 2.88
March 24, 2031 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Mar. 24, 2031
Shares of common stock issuance upon exercise of warrants	346,500
Exercise Price Per Warrant (in Dollars per share)	$ 3.00